SOFTWARE - DOLLAR THRIFTY (Details) (USD $)	3 Months Ended		12 Months Ended						12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Software	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc. Software	Dec. 31, 2009 Dollar Thrifty Automotive Group Inc. Software
Software
Finite-lived intangible assets, gross	$ 1,152,000,000		$ 1,154,300,000	$ 747,300,000					$ 83,501,000	$ 80,144,000
Less: Accumulated amortization	(498,200,000)		(467,800,000)	(393,300,000)					(61,966,000)	(55,967,000)
Net Carrying Value	653,800,000		686,500,000	354,000,000		24,177,000	19,438,000	21,535,000	21,535,000	24,177,000
Amortization expense	30,499,000	19,166,000	84,096,000	70,039,000	64,713,000				7,500,000	7,300,000	8,000,000
Estimated aggregate amortization expense of finite-lived intangible assets
Year one	116,300,000		116,100,000						6,900,000
Year two	113,800,000		113,700,000						5,300,000
Year three	64,900,000		64,800,000						3,800,000
Year four	51,800,000		51,800,000						2,900,000
Year five									1,700,000
Asset impairment charges (pre-tax)						1,100,000				700,000	1,000,000
Asset impairment charges (after-tax)										$ 300,000	$ 600,000